Available-for-Sale and Other Securities (Maturities/Unrealized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment maturity date range
Amortized Cost, Under 1 year	$ 263,366	$ 60,054
Fair Value, Under 1 year	262,752	60,651
Amortized Cost, 1-5 years	1,665,644	1,961,217
Fair Value, 1-5 years	1,697,234	2,005,022
Amortized Cost, 6-10 years	1,440,056	1,170,807
Fair Value, 6-10 years	1,433,303	1,208,054
Amortized Cost, Over 10 years	3,662,328	3,989,977
Fair Value, Over 10 years	3,577,502	3,967,196
Fair Value, Total	133,240	181,606
Non-marketable equity securities, Amortized Cost Non-marketable equity securities, Amortized Cost	320,991	308,075
Marketable equity securities, Amortized Cost	16,522	16,877
Total investment securities, Amortized Cost	7,368,907	7,507,007
Marketable equity securities, fair value	16,971	17,177
Available-for-sale and other securities	7,308,753	7,566,175
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	7,368,907	7,507,007
Total investment securities, Unrealized Gross Gains	(92,542)	(181,936)
Total investment securities, Unrealized Gross Losses	(152,696)	(122,768)
Available-for-sale and other securities	7,308,753	7,566,175
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	2,722,688	286,627
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(67,184)	(3,831)
Total temporarily impaired securities, over 12 months, Fair Value	178,956	264,527
Total temporarily impaired securities, over 12 months, Unrealized Losses	(85,512)	(118,937)
Total temporarily impaired securities, Fair Value	2,901,644	551,154
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(152,696)	(122,768)
Automobile Asset Backed securities [Member]
Investment maturity date range
Fair Value, Total	0	3,000
U.S. Treasury [Member]
Investment maturity date range
Total investment securities, Amortized Cost	51,301	51,620
Available-for-sale and other securities	51,604	52,311
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	51,301	51,620
Total investment securities, Unrealized Gross Gains	(303)	(691)
Total investment securities, Unrealized Gross Losses	0	0
Available-for-sale and other securities	51,604	52,311
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	0	0
Total temporarily impaired securities, less than 12 months, Unrealized Losses	0	0
Total temporarily impaired securities, over 12 months, Fair Value	0	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	0	0
Total temporarily impaired securities, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	0	0
Federal agencies - mortgage backed securities [Member]
Investment maturity date range
Total investment securities, Amortized Cost	3,562,444	4,149,964
Available-for-sale and other securities	3,566,221	4,264,670
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	3,562,444	4,149,964
Total investment securities, Unrealized Gross Gains	(42,319)	(114,984)
Total investment securities, Unrealized Gross Losses	(38,542)	(278)
Available-for-sale and other securities	3,566,221	4,264,670
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	1,628,454	44,836
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(37,174)	(278)
Total temporarily impaired securities, over 12 months, Fair Value	12,682	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	(1,368)	0
Total temporarily impaired securities, Fair Value	1,641,136	44,836
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(38,542)	(278)
TLGP securities [Member]
Investment maturity date range
Total investment securities, Amortized Cost	0
Available-for-sale and other securities	0
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	0
Total investment securities, Unrealized Gross Gains	0
Total investment securities, Unrealized Gross Losses	0
Available-for-sale and other securities	0
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	0
Total temporarily impaired securities, less than 12 months, Unrealized Losses	0
Total temporarily impaired securities, over 12 months, Fair Value	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	0
Total temporarily impaired securities, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	0
Other Federal Agencies [Member]
Investment maturity date range
Total investment securities, Amortized Cost	313,877	348,846
Available-for-sale and other securities	319,888	359,626
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	313,877	348,846
Total investment securities, Unrealized Gross Gains	(6,105)	(10,781)
Total investment securities, Unrealized Gross Losses	(94)	(1)
Available-for-sale and other securities	319,888	359,626
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	2,069	801
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(94)	(1)
Total temporarily impaired securities, over 12 months, Fair Value	0	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	0	0
Total temporarily impaired securities, Fair Value	2,069	801
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(94)	(1)
Total U.S. Government backed agencies [Member]
Investment maturity date range
Total investment securities, Amortized Cost	3,927,622	4,550,430
Available-for-sale and other securities	3,937,713	4,676,607
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	3,927,622	4,550,430
Total investment securities, Unrealized Gross Gains	(48,727)	(126,456)
Total investment securities, Unrealized Gross Losses	(38,636)	(279)
Available-for-sale and other securities	3,937,713	4,676,607
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	1,630,523	45,637
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(37,268)	(279)
Total temporarily impaired securities, over 12 months, Fair Value	12,682	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	(1,368)	0
Total temporarily impaired securities, Fair Value	1,643,205	45,637
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(38,636)	(279)
Municipal securities [Member]
Investment maturity date range
Total investment securities, Amortized Cost	1,140,263	489,080
Available-for-sale and other securities	1,145,992	501,000
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	1,140,263	489,080
Total investment securities, Unrealized Gross Gains	(18,825)	(13,927)
Total investment securities, Unrealized Gross Losses	(13,096)	(2,007)
Available-for-sale and other securities	1,145,992	501,000
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	551,114	51,316
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(12,395)	(2,007)
Total temporarily impaired securities, over 12 months, Fair Value	7,531	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	(701)	0
Total temporarily impaired securities, Fair Value	558,645	51,316
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(13,096)	(2,007)
Private label CMO [Member]
Investment maturity date range
Fair Value, Total	49,104
Total investment securities, Amortized Cost	51,238	75,557
Available-for-sale and other securities	49,104	71,568
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	51,238	75,557
Total investment securities, Unrealized Gross Gains	(1,188)	(1,087)
Total investment securities, Unrealized Gross Losses	(3,322)	(5,076)
Available-for-sale and other securities	49,104	71,568
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	0	22,793
Total temporarily impaired securities, less than 12 months, Unrealized Losses	0	0
Total temporarily impaired securities, over 12 months, Fair Value	22,639	34,617
Total temporarily impaired securities, over 12 months, Unrealized Losses	(3,322)	(5,076)
Total temporarily impaired securities, Fair Value	22,639	57,410
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(3,322)	(5,076)
Other Asset Backed Securities [Member]
Investment maturity date range
Total investment securities, Amortized Cost	1,172,284	1,126,315
Available-for-sale and other securities	1,091,040	1,029,083
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	1,172,284	1,126,315
Total investment securities, Unrealized Gross Gains	(6,771)	(16,287)
Total investment securities, Unrealized Gross Losses	(88,015)	(113,519)
Available-for-sale and other securities	1,091,040	1,029,083
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	391,665	28,089
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(9,720)	(73)
Total temporarily impaired securities, over 12 months, Fair Value	107,419	108,660
Total temporarily impaired securities, over 12 months, Unrealized Losses	(78,295)	(113,446)
Total temporarily impaired securities, Fair Value	499,084	136,749
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(88,015)	(113,519)
Covered Bonds [Member]
Investment maturity date range
Total investment securities, Amortized Cost	280,595	282,080
Available-for-sale and other securities	285,874	290,625
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	280,595	282,080
Total investment securities, Unrealized Gross Gains	(5,279)	(8,545)
Total investment securities, Unrealized Gross Losses	0	0
Available-for-sale and other securities	285,874	290,625
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	0	0
Total temporarily impaired securities, less than 12 months, Unrealized Losses	0	0
Total temporarily impaired securities, over 12 months, Fair Value	0	0
Total temporarily impaired securities, over 12 months, Unrealized Losses	0	0
Total temporarily impaired securities, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	0	0
Corporate debt [Member]
Investment maturity date range
Total investment securities, Amortized Cost	455,493	654,693
Available-for-sale and other securities	457,240	668,142
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	455,493	654,693
Total investment securities, Unrealized Gross Gains	(11,241)	(15,301)
Total investment securities, Unrealized Gross Losses	(9,494)	(1,852)
Available-for-sale and other securities	457,240	668,142
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	146,308	138,792
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(7,729)	(1,472)
Total temporarily impaired securities, over 12 months, Fair Value	26,155	119,620
Total temporarily impaired securities, over 12 months, Unrealized Losses	(1,765)	(380)
Total temporarily impaired securities, Fair Value	172,463	258,412
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(9,494)	(1,852)
Other Securities [Member]
Investment maturity date range
Total investment securities, Amortized Cost	341,412	328,852
Available-for-sale and other securities	341,790	329,150
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Amortized Cost	341,412	328,852
Total investment securities, Unrealized Gross Gains	(511)	(333)
Available-for-sale and other securities	341,790	329,150
Investment securities in unrealized loss position
Total temporarily impaired securities, over 12 months, Fair Value	2,530	1,630
Total temporarily impaired securities, over 12 months, Unrealized Losses	(61)
Total temporarily impaired securities, Fair Value	5,608	1,630
Other securities [Member]
Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
Total investment securities, Unrealized Gross Losses	(133)	(35)
Investment securities in unrealized loss position
Total temporarily impaired securities, less than 12 months, Fair value	3,078	0
Total temporarily impaired securities, less than 12 months, Unrealized Losses	(72)	0
Total temporarily impaired securities, over 12 months, Unrealized Losses		(35)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	$ (133)	$ (35)